Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value		¥ 1,537		¥ 302		¥ 1,752		¥ 340
Total charge-offs		4,954	[1]	9,187	[1]	7,902	[2]	14,258	[2]
Equity In Net Income Of Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates		58		173		637		261
Investments In Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates						1,713				¥ 1,050
Purchased Loan Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	[3]	1,589	[1]	340	[1]	1,811	[2]	427	[2]
Purchased Loan Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs		¥ 1,537		¥ 302		¥ 1,752		340
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value								176,714
Allowances for credit loans with purchased credit deterioration amortised								¥ 176,714

[1]	Included in Charge-off in write-offs of purchased loans were ¥302 million and ¥1,537 million during three months ended September 30, 2020 and 2021, respectively.
[2]	Included in Charge-off in write-offs of purchased loans were ¥340 million and ¥1,752 million during six months ended September 30, 2020 and 2021, respectively.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.